S-K 1603(a)(7) Sponsor Controlling Persons	Jan. 12, 2026
Ravi Tanuku [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Ravi Tanuku
Boris Revsin [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Boris Revsin
Robert Moore [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Robert Moore